Vessels - Rollforward (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Net Book Value
Vessels, net	$ 1,678,187	$ 1,653,607
Total
Cost
Beginning balance	2,553,441
Vessels acquisitions	84,196
Additions	14,092
Disposals	(59,304)
Ending balance	2,592,425
Accumulated Depreciation
Beginning balance	899,834
Charge for the period	68,872
Disposals	(54,468)
Ending balance	914,238
Net Book Value
Vessels, net	1,678,187	1,653,607
Vessels
Cost
Beginning balance	2,467,396
Vessels acquisitions	84,196
Additions	0
Disposals	(50,769)
Ending balance	2,500,823
Accumulated Depreciation
Beginning balance	854,346
Charge for the period	57,426
Disposals	(45,933)
Ending balance	865,839
Net Book Value
Vessels, net	1,634,984	1,613,050
Drydocking
Cost
Beginning balance	86,045
Vessels acquisitions	0
Additions	14,092
Disposals	(8,535)
Ending balance	91,602
Accumulated Depreciation
Beginning balance	45,488
Charge for the period	11,446
Disposals	(8,535)
Ending balance	48,399
Net Book Value
Vessels, net	$ 43,203	$ 40,557